Post Employment Benefit Obligations - Summary of Changes in Post-employment Defined Benefit Obligations (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Beginning balance	$ 62,820,044	$ 62,699,415
Current service cost	1,650,001	1,454,028
Interest cost	3,478,747	3,179,469
Actuarial (gains) losses from changes in financial assumptions	1,198,340	279,660
Actuarial (gains) losses from changes in experience adjustments	1,853,235	(252,538)
Foreign currency translation	(221,095)	38,189
Contributions paid	(5,489,643)	(5,115,909)
Transfer of employees	308,527	537,730
Ending balance	$ 65,598,156	$ 62,820,044